Deferred tax - Attributable to tax jurisdictions (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (32,422)	R (20,649)	R (16,718)
South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(5,054)	447
United States
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(27,973)	(21,462)
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	1,059	1,084
Mozambique
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(679)	(400)
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R 225	R (318)